CAPITAL AND RESERVES (Tables)	12 Months Ended
Dec. 31, 2024
CAPITAL AND RESERVES
Schedule of Share Purchase Warrants and Options Not Issued Under the Group's Incentive Plan
Continuity	Number of options[1]	Number of Warrants[2]	Weighted average exercise price ($/option)
Balance January 1, 2023	37,600	–	0.29
Issued	–	8,555,000	0.45
Balance December 31, 2023	37,600	8,555,000	0.45
Exercised	(37,600)	–	0.29
Balance December 31, 2024	–	8,555,000	0.45

Summary of Options Outstanding
Continuity of options	Number of options	Weighted average exercise price ($/option)
Balance January 1, 2023	27,693,500	0.98
Expired	(3,375,000)	0.80
Balance December 31, 2023	24,318,500	1.00
Exercised	(30,000)	0.41
Expired	(6,368,500)	0.99
Balance December 31, 2024	17,920,000	1.01

Schedule of Options Outstanding and Exercisable
	2024			2023
Exercise price ($)	Number of options outstanding	Number of options exercisable	Weighted Average Remaining contractual life (years)	Number of options outstanding	Number of options exercisable	Weighted Average Remaining contractual life (years)
0.41	11,224,000	11,224,000	2.63	11,254,000	11,254,000	3.63
0.99	–	-	–	6,368,500	6,368,500	0.74
2.01	6,696,000	6,696,000	0.55	6,696,000	6,696,000	1.55
Total	17,920,000	17,920,000		24,318,500	24,318,500

Schedule of Restricted Share Units Outstanding
Continuity of DSUs	Number of DSUs	Weighted average fair value ($/DSU)
Balance December 31, 2022	539,286	0.65
Granted	74,683	0.34
Redeemed	(143,622)	0.69
Balance December 31, 2023	470,347	0.59
Granted	66,049	0.41
Balance December 31, 2024	536,396	0.57

Schedule of Foreign Currency Translation Reserve
Continuity
Balance December 31, 2022	$38,091
Loss on translation of foreign subsidiaries	(2,858)
Balance December 31, 2023	35,233
Gain on translation of foreign subsidiaries	10,012
Balance December 31, 2024	$45,245